Average Annual Total Returns	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg 1 Year Municipal Bond Index One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg 1 Year Municipal Bond Index Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Bloomberg 1 Year Municipal Bond Index Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Advisers Class Inception Date	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I One Year	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I Five Years	Prospectus #1 Eaton Vance National Ultra-Short Municipal Income Fund Class I Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Barclays 7 Year Municipal Bond Index One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Barclays 7 Year Municipal Bond Index Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Bloomberg Barclays 7 Year Municipal Bond Index Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class C Ten Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I One Year	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I Five Years	Prospectus #2 Eaton Vance National Limited Maturity Municipal Income Fund Class I Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Barclays Municipal Bond Index One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Barclays Municipal Bond Index Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Barclays Municipal Bond Index Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Barclays New York Municipal Bond Index One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Barclays New York Municipal Bond Index Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Bloomberg Barclays New York Municipal Bond Index Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class C Ten Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I One Year	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I Five Years	Prospectus #3 Eaton Vance New York Municipal Opportunities Fund Class I Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Bloomberg Barclays Short-Intermediate 1-10 Year Municipal Bond Index Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class C Ten Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I One Year	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I Five Years	Prospectus #4 Eaton Vance Short Duration Municipal Opportunities Fund Class I Ten Years
Total	1.76%	1.43%	1.16%	none	0.97%	1.56%	Nov. 20, 2020	(2.27%)	0.50%	1.33%	(2.27%)	0.50%	1.32%	(1.14%)	0.59%	1.35%	0.17%	1.12%	1.71%	3.97%	2.74%	2.95%	5.11%	3.46%	3.97%	(0.09%)	1.75%	2.89%	(0.15%)	1.72%	2.87%	0.84%	1.89%	2.90%	1.42%	1.67%	2.46%	3.40%	2.58%	3.39%	5.21%	3.90%	4.62%	4.56%	3.60%	4.34%	9.07%	9.65%	9.05%	7.86%	8.63%	8.04%	5.94%	7.60%	7.29%	2.85%	2.33%	2.33%	4.86%	3.28%	3.27%	3.97%	2.74%	2.95%	(1.12%)	2.01%	2.60%	(1.16%)	1.94%	2.57%	(0.05%)	1.96%	2.55%	0.33%	1.91%	2.15%	2.33%	2.84%	3.10%